UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)

Charles P. Nelson
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 30, 2014

ITEM 1.    REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West Invesco Small Cap Value Fund (Initial Class)

Semi-Annual Report

June 30, 2014

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 30, 2014

Sector	Percentage of Fund Investments
Basic Materials	4.78%
Communications	4.49%
Consumer, Cyclical	6.70%
Consumer, Non-cyclical	18.16%
Diversified	0.38%
Energy	9.06%
Financial	33.58%
Industrial	7.42%
Technology	6.59%
Utilities	4.08%
Short Term Investments	4.76%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(1/01/14)	(6/30/14)	(1/01/14 - 6/30/14)

Actual	$1,000.00	$1,076.40	$7.16

Hypothetical (5% return before expenses)	$1,000.00	$1,017.90	$6.96

*Expenses are equal to the Fund's annualized expense ratio of 1.40% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST INVESCO SMALL CAP VALUE FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Shares		Fair Value
COMMON STOCK
Basic Materials - 4.93%
65,100	Century Aluminum Co (a)	$1,020,768
45,700	China XD Plastics Co Ltd (a)(b)	383,423
5,300	Globe Specialty Metals Inc	110,134
2,000	Minerals Technologies Inc	131,160
700	Oil-Dri Corp of America	21,399
79,200	Stillwater Mining Co (a)	1,389,960
5,400	United States Steel Corp	140,616
3,500	US Silica Holdings Inc	194,040
18,800	Xerium Technologies Inc (a)	262,448
		3,653,948
Communications - 4.63%
1,900	Atlantic Tele-Network Inc	110,200
4,300	ClearOne Inc (a)	42,269
21,800	Comtech Telecommunications Corp	813,794
36,400	Harmonic Inc (a)	271,544
27,600	IDT Corp Class B	480,792
43,400	Inteliquent Inc	601,958
7,400	PC-Tel Inc	59,866
49,600	Telenav Inc (a)	282,224
23,400	USA Mobility Inc	360,360
8,500	WebMD Health Corp (a)(b)	410,550
		3,433,557
Consumer, Cyclical - 6.90%
13,400	Ambassadors Group Inc (a)	61,774
13,900	Barnes & Noble Inc (a)	316,781
6,100	Big Lots Inc (a)	278,770
10,400	Build-A-Bear Workshop Inc (a)	138,944
3,000	China Automotive Systems Inc (b)	26,070
10,300	Iconix Brand Group Inc (a)	442,282
28,500	Kimball International Inc Class B	476,520
19,400	Lakes Entertainment Inc (a)	91,374
19,300	Motorcar Parts of America Inc (a)	469,955
8,700	Oshkosh Corp	483,111
57,700	Rite Aid Corp (a)	413,709
37,200	Skullcandy Inc (a)	269,700
900	Strattec Security Corp	58,041
24,100	Tower International Inc (a)	887,844
12,400	Trans World Entertainment Corp (b)	47,120
6,800	Visteon Corp (a)	659,668
		5,121,663
Consumer, Non-cyclical - 18.70%
12,900	Addus HomeCare Corp (a)	289,992
42,600	Affymetrix Inc (a)	379,566
7,800	Albany Molecular Research Inc (a)	156,936
10,700	Alliance HealthCare Services Inc (a)	288,900

Shares		Fair Value
Consumer, Non-cyclical - (continued)
3,400	Andersons Inc	$175,372
57,900	ARC Document Solutions Inc (a)	339,294
2,900	BioSpecifics Technologies Corp (a)	78,184
12,200	Bluebird Bio Inc (a)	470,554
5,300	Cal-Maine Foods Inc	393,896
3,700	Career Education Corp (a)	17,316
43,300	Convergys Corp	928,352
5,200	CSS Industries Inc	137,124
24,800	Cumberland Pharmaceuticals Inc (a)(b)	111,600
40,200	Depomed Inc (a)	558,780
12,300	Farmer Bros Co (a)	265,803
88,200	Global Cash Access Holdings Inc (a)	784,980
6,900	Heidrick & Struggles International Inc	127,650
22,300	Hyperion Therapeutics Inc (a)	582,030
47,500	Information Services Group Inc (a)	228,475
2,300	John B Sanfilippo & Son Inc	60,881
9,400	Lannett Co Inc (a)	466,428
41,900	Live Nation Entertainment Inc (a)	1,034,511
6,900	Monster Worldwide Inc (a)	45,126
14,600	Myriad Genetics Inc (a)(b)	568,232
6,900	National American University Holdings Inc (b)	21,252
2,500	NuVasive Inc (a)	88,925
2,900	Omega Protein Corp (a)	39,672
23,800	Pain Therapeutics Inc (a)	136,850
57,200	Pilgrim's Pride Corp (a)	1,564,992
40,800	Pozen Inc	339,864
25,100	Repligen Corp (a)	572,029
59,200	RPX Corp (a)	1,050,800
8,000	RR Donnelley & Sons Co	135,680
9,700	Sagent Pharmaceuticals Inc (a)	250,842
6,400	Sanderson Farms Inc	622,080
18,500	Synutra International Inc (a)	124,135
5,000	United Therapeutics Corp (a)	442,450
		13,879,553
Diversified - 0.39%
22,700	Harbinger Group Inc (a)	288,290
Energy - 9.34%
95,500	Abraxas Petroleum Corp (a)	597,830
2,800	Apco Oil & Gas International Inc (a)	40,404
16,800	Basic Energy Services Inc (a)	490,896
4,000	Clayton Williams Energy Inc (a)	549,480
20,800	Comstock Resources Inc	599,872
7,100	Exterran Holdings Inc	319,429
71,100	Gran Tierra Energy Inc (a)	577,332
27,000	Green Plains Inc	887,490

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST INVESCO SMALL CAP VALUE FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Shares		Fair Value
Energy - (continued)
48,500	Pioneer Energy Services Corp (a)	$850,690
9,100	Quicksilver Resources Inc (a)(b)	24,297
11,400	REX American Resources Corp (a)	835,734
12,700	Stone Energy Corp (a)	594,233
2,400	Ultra Petroleum Corp (a)	71,256
39,100	Warren Resources Inc (a)	242,420
6,800	Westmoreland Coal Co (a)	246,704
		6,928,067
Financial - 34.60%
13,700	Access National Corp	207,692
11,300	American Assets Trust Inc REIT	390,415
13,800	AmTrust Financial Services Inc (b)	576,978
30,600	Arbor Realty Trust Inc REIT	212,670
400	BancFirst Corp	24,760
18,300	Banco Latinoamericano de Comercio Exterior SA	542,961
6,300	BBX Capital Corp Class A (a)	113,400
3,800	C&F Financial Corp (b)	136,762
20,000	Cardinal Financial Corp	369,200
91,100	Cedar Realty Trust Inc REIT	569,375
7,500	Central Pacific Financial Corp	148,875
3,100	Century Bancorp Inc Class A	109,554
26,300	Charter Financial Corp	291,930
9,600	Citizens & Northern Corp	187,104
31,600	Crawford & Co Class B	318,528
10,100	Customers Bancorp Inc	202,101
13,000	Douglas Emmett Inc REIT	366,860
5,500	Equity Lifestyle Properties Inc REIT	242,880
11,500	Extra Space Storage Inc REIT	612,375
12,100	Federated National Holding Co (a)	308,550
88,600	FelCor Lodging Trust Inc REIT	931,186
700	First Business Financial Services Inc	32,921
8,900	First Defiance Financial Corp	255,430
25,800	First Interstate BancSystem Inc	701,244
16,600	First Merchants Corp	350,924
54,600	First Niagara Financial Group Inc	477,204
5,600	Fortegra Financial Corp (a)	42,672
52,200	Gain Capital Holdings Inc	410,814
1,100	Geo Group Inc REIT (a)	39,303
5,700	Getty Realty Corp REIT	108,756
19,600	Hanmi Financial Corp	413,168
600	HCI Group Inc	24,360
5,800	Horizon Bancorp	126,672
27,700	Imperial Holdings Inc (a)(b)	188,914
9,700	Independent Bank Corp	124,839
8,600	Inland Real Estate Corp REIT	91,418

Shares		Fair Value
Financial - (continued)
24,100	Investment Technology Group Inc (a)	$406,808
73,400	iStar Financial Inc REIT (a)	1,099,532
15,600	Lakeland Financial Corp	595,296
8,700	MainSource Financial Group Inc	150,075
22,200	MBIA Inc (a)	245,088
1,200	Merchants Bancshares Inc	38,376
4,100	Monarch Financial Holdings Inc	48,052
33,000	Montpelier Re Holdings Ltd	1,054,350
6,400	National Health Investors Inc REIT	400,384
52,000	National Penn Bancshares Inc	550,160
12,300	Nelnet Inc Class A	509,589
27,100	OFG Bancorp	498,911
10,800	Orrstown Financial Services Inc (a)	178,632
5,700	Outerwall Inc (a)(b)	338,295
7,900	Peoples Bancorp Inc	208,955
1,900	Piedmont Office Realty Trust Inc REIT Class A	35,986
15,500	Popular Inc (a)	529,790
1,900	Potlatch Corp REIT	78,660
2,100	Preferred Bank (a)	49,644
5,200	Pulaski Financial Corp	59,280
7,900	Regional Management Corp (a)	122,213
5,200	Republic Bancorp Inc Class A	123,344
35,200	Retail Properties of America Inc REIT Class A	541,376
49,900	RLJ Lodging Trust REIT	1,441,611
7,455	Security National Financial Corp Class A (a)	31,833
14,200	Simmons First National Corp Class A	559,338
20,700	Southwest Bancorp Inc	353,142
4,800	Sovran Self Storage Inc REIT	370,800
2,200	Stock Yards Bancorp Inc	65,780
76,500	Strategic Hotels & Resorts Inc REIT (a)	895,815
13,000	Suffolk Bancorp (a)	290,030
2,300	Symetra Financial Corp	52,302
3,100	Tanger Factory Outlet Centers Inc REIT	108,407
16,200	United Community Banks Inc	265,194
11,200	United Fire Group Inc	328,384
26,100	United Insurance Holdings Corp	450,486
45,200	Universal Insurance Holdings Inc	586,244
5,100	Washington Federal Inc	114,393
4,500	Washington Trust Bancorp Inc	165,465
19,300	West Bancorporation Inc	293,939
89,600	Wilshire Bancorp Inc	920,192
3,500	World Acceptance Corp (a)(b)	265,860
		25,674,806

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST INVESCO SMALL CAP VALUE FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Shares		Fair Value
Industrial - 7.64%
4,750	Alliant Techsystems Inc	$636,120
4,401	ARC Group Worldwide Inc (a)(b)	66,895
34,000	ArcBest Corp	1,479,340
19,200	Argan Inc	715,968
19,400	Ballantyne Strong Inc (a)	81,092
10,000	Benchmark Electronics Inc (a)	254,800
18,700	Broadwind Energy Inc (a)	163,999
68,600	Frontline Ltd (a)(b)	200,312
8,000	ITT Corp	384,800
12,500	Kadant Inc	480,625
42,600	Knightsbridge Tankers Ltd	604,494
27,200	Orion Energy Systems Inc (a)	110,704
13,500	USA Truck Inc (a)	250,965
9,800	Willis Lease Finance Corp (a)	240,296
		5,670,410
Technology - 6.79%
58,400	Brocade Communications Systems Inc	537,280
29,000	Digital River Inc (a)	447,470
4,400	DST Systems Inc	405,548
15,200	International Rectifier Corp (a)	424,080
14,000	Lexmark International Inc Class A	674,240
11,300	MaxLinear Inc Class A (a)	113,791
10,100	NCI Inc Class A (a)	89,688
18,200	OmniVision Technologies Inc (a)	400,036
11,200	Pericom Semiconductor Corp (a)	101,248
20,300	Pitney Bowes Inc	560,686
57,800	Take-Two Interactive Software Inc (a)	1,285,472
		5,039,539
Utilities - 4.20%
13,300	American States Water Co	441,959
48,700	Atlantic Power Corp (b)	199,670
5,000	Chesapeake Utilities Corp	356,650
18,300	El Paso Electric Co	735,843
18,000	Ormat Technologies Inc	518,940
16,400	Southwest Gas Corp	865,756
		3,118,818
TOTAL COMMON STOCK - 98.12% (Cost $59,525,374)		$72,808,651

Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes - 0.17%
$130,000	U.S. Treasury Bills(c)
	0.08%, 09/11/2014	$129,981
Repurchase Agreements - 4.73%
175,336	Undivided interest of 0.71% in a repurchase agreement (principal amount/value $24,564,145 with a maturity value of $24,564,206) with BMO Capital Markets Corp, 0.09%, dated 6/30/14 to be repurchased at $175,336 on 7/1/14 collateralized by U.S. Treasury securities, 0.00% - 8.88%, 7/31/14 - 11/15/43, with a value of $25,055,447. (d)	175,336
832,991	Undivided interest of 0.92% in a repurchase agreement (principal amount/value $90,127,418 with a maturity value of $90,127,593) with HSBC Securities (USA) Inc, 0.07%, dated 6/30/14 to be repurchased at $832,991 on 7/1/14 collateralized by U.S. Treasury securities, 0.00% - 6.38%, 7/10/14 - 8/15/42, with a value of $91,930,236. (d)	832,991
832,991	Undivided interest of 1.23% in a repurchase agreement (principal amount/value $67,918,181 with a maturity value of $67,918,351) with JP Morgan Securities, 0.09%, dated 6/30/14 to be repurchased at $832,991 on 7/1/14 collateralized by Federal Home Loan Mortgage Corp securities, 0.00% - 5.73%, 1/1/23 - 7/1/44, with a value of $69,277,075. (d)	832,991
832,990	Undivided interest of 2.14% in a repurchase agreement (principal amount/value $38,988,495 with a maturity value of $38,988,614) with TD Securities (USA) Inc, 0.11%, dated 6/30/14 to be repurchased at $832,990 on 7/1/14 collateralized by various U.S. Government Agency securities, 0.12% - 5.63%, 7/6/16 - 6/1/44, with a value of $39,768,265. (d)	832,990
832,990	Undivided interest of 5.86% in a repurchase agreement (principal amount/value $14,215,134 with a maturity value of $14,215,173) with Scotia Capital (USA) Inc, 0.10%, dated 6/30/14 to be repurchased at $832,990 on 7/1/14 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.00%, 12/26/14 - 5/15/44, with a value of $14,499,478. (d)	832,990
		3,507,298

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST INVESCO SMALL CAP VALUE FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Principal Amount	Fair Value
TOTAL SHORT TERM INVESTMENTS - 4.90% (Cost $3,637,279)	3,637,279
TOTAL INVESTMENTS - 103.02% (Cost $63,162,653)	$76,445,930
OTHER ASSETS & LIABILITIES, NET - (3.02)%	$(2,238,985)
TOTAL NET ASSETS - 100.00%	$74,206,945

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan at June 30, 2014.

(c)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.

(d)	Collateral received for securities on loan.

REIT	Real Estate Investment Trust

At June 30, 2014, the Fund held the following outstanding futures contracts:

Description	Number of Contracts	Currency	Notional Value	Expiration Date	Unrealized Appreciation
Russell 2000 Mini Long Futures	11	USD	$1,390,330	September 2014	$13,060

Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of June 30, 2014 (Unaudited)
Great-West Invesco Small Cap Value Fund
ASSETS:
Investments in securities, fair value (including $3,414,146 of securities on loan)(a)	$72,938,632
Repurchase agreements, fair value(b)	3,507,298
Cash	1,235,637
Subscriptions receivable	7,727
Receivable for investments sold	2,544,630
Variation margin on futures contracts	9,151
Dividends receivable	77,216
Total Assets	80,320,291
LIABILITIES:
Payable to investment adviser	88,360
Payable upon return of securities loaned	3,507,298
Redemptions payable	185,487
Payable for investments purchased	2,332,201
Total Liabilities	6,113,346
NET ASSETS	$74,206,945
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$578,321
Paid-in capital in excess of par	51,447,776
Net unrealized appreciation on investments and futures contracts	13,296,337
Undistributed net investment income	31,330
Accumulated net realized gain on investments and futures contracts	8,853,181
NET ASSETS	$74,206,945
CAPITAL STOCK:
Authorized	110,000,000
Issued and Outstanding	5,783,207
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$12.83
(a) Cost of investments	$59,655,355
(b) Cost of repurchase agreements	$3,507,298

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Statement of Operations

For the period ended June 30, 2014 (Unaudited)
Great-West Invesco Small Cap Value Fund
INVESTMENT INCOME:
Interest	$82
Income from securities lending	32,207
Dividends	570,226
Foreign withholding tax	(586)
Total Income	601,929
EXPENSES:
Management fees	499,885
Total Expenses	499,885
NET INVESTMENT INCOME	102,044
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	6,701,890
Net realized gain on futures contracts	2,690
Net Realized Gain on Investments	6,704,580
Net change in unrealized depreciation on investments	(1,175,589)
Net change in unrealized appreciation on futures contracts	4,210
Net Change in Unrealized Depreciation on Investments	(1,171,379)
Net Realized and Unrealized Gain on Investments and Futures Contracts	5,533,201
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,635,245

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2014 and fiscal year ended December 31, 2013
	2014 (Unaudited)	2013
Great-West Invesco Small Cap Value Fund
OPERATIONS:
Net investment income	$102,044	$740,814
Net realized gain on investments	6,704,580	12,819,402
Net change in unrealized appreciation (depreciation) on investments	(1,171,379)	7,698,799
Net Increase in Net Assets Resulting from Operations	5,635,245	21,259,015
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(70,714)	(5,835,581)
From net realized gains	—	(6,429,029)
Total Distributions	(70,714)	(12,264,610)
CAPITAL SHARE TRANSACTIONS:
Shares sold	8,795,345	17,342,932
Shares issued in reinvestment of distributions	70,714	12,264,610
Shares redeemed	(11,913,394)	(31,269,007)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(3,047,335)	(1,661,465)
Total Increase in Net Assets	2,517,196	7,332,940
NET ASSETS:
Beginning of period	71,689,749	64,356,809
End of period(a)	$74,206,945	$71,689,749
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	728,778	1,404,696
Shares issued in reinvestment of distributions	5,525	1,022,044
Shares redeemed	(958,584)	(2,500,805)
Net Decrease	(224,281)	(74,065)
(a) Including undistributed net investment income:	$31,330	$0

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Fiscal Years Ended December 31,
	Period Ended June 30, 2014 (Unaudited)	2013	2012	2011	2010	2009
Great-West Invesco Small Cap Value Fund - Initial Class
NET ASSET VALUE, BEGINNING OF PERIOD	$11.93	$10.58	$9.65	$11.06	$8.45	$7.06
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.02(a)	0.13(a)	0.16(a)	0.06	0.07	0.07
Net realized and unrealized gain (loss)	0.89	3.59	1.62	(0.73)	2.61	1.39
Total From Investment Operations	0.91	3.72	1.78	(0.67)	2.68	1.46
LESS DISTRIBUTIONS:
From net investment income	(0.01)	(1.13)	(0.30)	(0.06)	(0.07)	(0.07)
From net realized gains	—	(1.24)	(0.55)	(0.68)	—	—
Total Distributions	(0.01)	(2.37)	(0.85)	(0.74)	(0.07)	(0.07)
NET ASSET VALUE, END OF PERIOD	$12.83	$11.93	$10.58	$9.65	$11.06	$8.45
TOTAL RETURN(b)	7.64%(c)	35.65%	18.58%	(6.02%)	31.76%	20.87%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$74,207	$71,690	$64,357	$59,900	$71,817	$141,031
Ratio of expenses to average net assets	1.40%(d)	1.40%	1.40%	1.40%	1.40%	1.40%
Ratio of net investment income to average net assets	0.29%(d)	1.09%	1.54%	0.53%	0.50%	1.25%
Portfolio turnover rate	51%(c)	100%	104%	127%	86%	95%

(a)	Per share amounts are based upon average shares outstanding.

(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

(c)	Not annualized for periods less than one full year.

(d)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST INVESCO SMALL CAP VALUE FUND
Notes to Financial Statements
(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Great-West Funds are also Investment Companies under Accounting Standards Codification (ASC) Topic 946. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West Invesco Small Cap Value Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek long-term capital growth. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The Fund offers two share classes, referred to as Initial Class and Class L shares. This report includes information for the Initial Class; Class L has not yet been capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value.  Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service.  Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources.  The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known

Semi-Annual Report - June 30, 2014

market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs
Equity Investments:
Domestic Common Stock	Exchange traded close or bid price.
Foreign Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Other Financial Investments:
Futures Contracts	Exchange traded close price.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 - Unadjusted quoted prices for identical securities in active markets.
Level 2 - Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.

Level 3 - Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of June 30, 2014, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Equity Investments:
Domestic Common Stock	$68,889,919	$—	$—	$68,889,919
Foreign Common Stock	3,918,732	—	—	3,918,732
Short Term Investments	—	3,637,279	—	3,637,279
Other Financial Investments:
Futures Contracts (a)	13,060	—	—	13,060
Total Assets	$72,821,711	$3,637,279	$0	$76,458,990
(a) Futures Contracts are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate.  The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions

Semi-Annual Report - June 30, 2014

upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in repurchase agreement transactions and/or hold repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Distributions to Shareholders

Distributions from net investment income of the Fund, if any, are declared and paid semi-annually. Income distributions are reinvested in additional shares at net asset value. Distributions from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

As of and during the period ended June 30, 2014, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2010 through 2013. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book and tax basis differences. The differences may include but are not limited to the following: wash sales, distribution adjustments, adjustments to the accounting treatment of partnerships, adjustments for Passive Foreign Investment Corporation securities and adjustments for Real Estate Investment Trust securities. The differences have no impact on net assets or the results of operations. The character of distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. In addition, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

Application of Recent Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services - Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08).  ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company.  ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting.  ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees.  ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund adopted ASU No. 2013-08 for its fiscal year beginning January 1, 2014. The adoption of ASU No. 2013-08 did not have an impact on the Fund’s financial position or the results of its operations.

Semi-Annual Report - June 30, 2014

2. RISK EXPOSURES AND USE OF DERIVATIVE INVESTMENTS

The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.

In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risk:

Equity Risk - The risk that a change in the value of equity securities as they relate to increases or decreases in the general market.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Financial Futures Contracts

A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date.

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations.

The Fund may at times hold cash. In an effort to minimize the tracking error relative to the Fund’s benchmark index, the Fund may at times use index futures contracts in order to maintain index-like returns for that cash component.  Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized.  Index futures contracts are not constituents of the Fund’s benchmark index itself, but rather, closely represent the exposure of the index in its entirety.  The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 11 futures contracts for the reporting period.

Valuation of derivative investments as of June 30, 2014 is as follows:

Asset Derivatives
Derivatives Not Accounted for as Hedging Investments	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized appreciation on investments and futures contracts	$13,060(a)

(a) Includes cumulative appreciation of futures contracts as reported in the Fund's Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

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The effect of derivative investments for the period ended June 30, 2014 is as follows:

	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Derivatives Not Accounted for as Hedging Investments	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Equity contracts (futures contracts)	Net realized gain on futures contracts	$2,690	Net change in unrealized appreciation on futures contracts	$4,210

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 1.40% of the average daily net assets of the Fund. The management fee encompasses fund operation expenses. The Adviser and Great-West Funds have entered into a sub-advisory agreement with Invesco Advisers, Inc.  The Fund is not responsible for payment of the sub-advisory fees.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds.  The total compensation paid to the independent directors with respect to all sixty-two funds for which they serve as directors was $213,625 for the period ended June 30, 2014.

4. PURCHASES AND SALES OF INVESTMENTS

For the period ended June 30, 2014, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $36,003,726 and $39,939,591, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

5. UNREALIZED APPRECIATION (DEPRECIATION)
At June 30, 2014, the U.S. Federal income tax cost basis was $63,259,276. The Fund had gross appreciation of investments in which there was an excess of value over tax cost of $14,394,260 and gross depreciation of investments in which there was an excess of tax cost over value of $1,207,606 resulting in net appreciation of $13,186,654.

6. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2014 the Fund had securities on loan valued at $3,414,146 and received collateral of $3,507,298 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.

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Availability of Quarterly Portfolio Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approval

The Board of Directors (the “Board”) of Great-West Funds, including the Directors who are not interested persons of Great-West Funds (the “Independent Directors”), at a meeting held on April 17, 2014 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Great-West Funds and Great-West Capital Management, LLC (“GWCM”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between Great-West Funds, GWCM and Invesco Advisers, Inc. (the “Sub-Adviser”).
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the Fund, and for making decisions to buy, sell or hold any particular security.
On March 25, 2014, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements”) and with representatives of Lipper, Inc. (“Lipper”), an independent provider of investment company data, and the GWCM Asset Allocation Committee to review comparative information on the Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting.
In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.
Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser. Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.
Investment Performance
The Board considered the investment performance of the Fund. The Board reviewed performance information for the Fund’s Initial Class as compared against its benchmark index and the performance of a peer group of funds selected by Lipper. This information included annualized returns for the one-, three- and five-year periods ended December 31, 2013. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the applicable benchmark and peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index.
The Board noted that the Fund outperformed its benchmark for the one-, three- and five-year periods ended December 31, 2013 and was in the third, second and third quartiles of its peer group for the one-, three- and five-year periods ended December 31, 2013, respectively (the first quartile being the best performers and the fourth quartile being the worst performers). Accordingly, the Board determined that it was satisfied with the investment performance of the Fund.
Costs and Profitability
The Board considered the costs of services provided and profits estimated to have been realized by GWCM from its relationship with the Fund. With respect to the costs of services, the Board considered the unified investment management fee structure of the Fund and the level of the investment management fees payable by the Fund. In addition, the Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser and that such fee was negotiated at arm’s length between GWCM and the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Initial Class, the Board considered the fees payable by and the total expense ratios of a peer group of funds managed by other investment advisers, as determined by Lipper, and of the entire Lipper peer universe. Specifically, the Board considered the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) and the Fund’s management fee less certain non-management expenses such as audit and legal expenses (the “Management Fee Less Non-Management Expenses”) in comparison to the contractual management fees of the peer group of funds, the Fund’s management fee less such non-management expenses and less the administrative services fee GWCM pays its affiliate for such services (the “Management Fee Less Non-Management Expenses and Administrative Services Fee”) in comparison to the management fees of the peer group of funds less intermediary fees paid by such funds as estimated by GWCM, and the Fund’s total expense ratio including and excluding the administrative services fees GWCM pays its affiliate in comparison to the peer group funds’ total expense ratios including and excluding intermediary fees paid by such funds as estimated by GWCM. In addition, the Board considered the Fund’s Management Fee Less Non-Management Expenses and the Fund’s Management Fee Less Non-Management Expenses and Administrative Services Fee in comparison to the average and median contractual management fees and management fees less intermediary fees as estimated by GWCM, respectively, of the peer universe of funds. The Board also considered the Fund’s total expense ratio in comparison to average and median expense ratios for all funds in the peer group and peer universe.
Based on the information provided, the Board noted that, although the Fund’s Contractual Management Fee and Management Fee Less Non-Management Expenses were above the average and median management fees of its peer group of funds, the Fund’s Management Fee Less Non-Management Expenses and Administrative Services Fee was less than the average and median management fees less estimated intermediary fees of its peer group of funds. The Board further noted that the Fund’s total annual operating expense ratio was above the average of its peer group, the same as the median of its peer group and in the third quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses).
The Board also received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund.
The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements from GWCM and the Sub-Adviser and profitability information from GWCM. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes and considered that while GWCM’s profitability is reasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates were reasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Fund.
Other Factors
The Board considered ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Fund by affiliates of GWCM. The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.
Conclusion
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of the Fund.
ITEM 2.    CODE OF ETHICS.

Not required in filing.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.     INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.     PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.     SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.     CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)
The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.     EXHIBITS.

(a)    (1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:    /s/ Charles Nelson
Charles Nelson
President and Chief Executive Officer

Date:    August 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Charles Nelson
Charles Nelson
President and Chief Executive Officer

Date:    August 29, 2014

By:    /s/ Mary Maiers
Mary Maiers
Chief Financial Officer & Treasurer

Date: August 29, 2014